Issued Capital (Details Narrative)									3 Months Ended	12 Months Ended
	Aug. 25, 2021 shares $ / shares	May 20, 2021 shares $ / shares	Mar. 11, 2021 USD ($) $ / shares shares	Mar. 08, 2021 $ / shares shares	Mar. 07, 2021 shares $ / shares	Dec. 04, 2020 USD ($) shares	Oct. 19, 2020 shares	Oct. 16, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares $ / shares	Aug. 23, 2021 USD ($) shares	Apr. 19, 2021 $ / shares shares	Jun. 23, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $						$ 2,848,750				$ 2,848,750
Shares issued price per share | $ / shares													$ 1.00
Number of shares issued										75,000
Number of stock issued for private placement						1,325,000
Share-based compensation expense | $										$ 2,994,836
Shares issued for acquisition, fair value | $										$ 130,193,499
Number of warrants issued										10,350,000
Warrant exercise price | $ / shares										$ 7.50
Weighted average remaining contractual life										4 years 5 months 26 days
Number of Options, Granted	206,200	305,000			2,505,000					3,016,200
Weighted Average Exercise Price, Granted | $ / shares	$ 4.85	$ 4.78			$ 5.00					$ 4.97
Options exercisable term	5 years	5 years			5 years
Options vesting terms	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.			vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Fair value of share options | $										$ 2,187,545
Risk-free interest rate										0.34%
Expected life (years)										2 years 11 months 26 days
Expected volatility										37.00%
Expected dividend yield										0.00%
Estimated forfeiture rate										1.98%
Share-based compensation expense | $										$ 750,911
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan										10.00%
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $										$ 408,815
Number of restricted shares issued							1,500,000
Performance condition one, description							with respect to one-third of the Restricted Shares awarded to the holder, if the Company’s initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company’s assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met)
Performance condition two, description							with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company’s royalty interests prior to October 19, 2023 (condition partially met)
Performance condition three, description							with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition partially met).
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding										10,350,000
Weighted average remaining contractual life										2 years 5 months 8 days
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding										15,885,153
Weighted average remaining contractual life										1 year 9 months 18 days
Shares issued for warrant exercisable										3,891,862
Warrants exercisable exchange ratio										0.245
Weighted average exercise price | $ / shares										$ 4.17
Gold Mining Options [Member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Granted | $ / shares										$ 2.88
Options exercisable term										5 years
Options vesting terms										vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Number of options issued										25,000
Risk-free interest rate										0.30%
Expected life (years)										2 years 10 months 13 days
Expected volatility										57.00%
Expected dividend yield										0.00%
Estimated forfeiture rate										0.00%
Share-based compensation expense | $										$ 12,292
Ely Gold Royalties Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $										$ 39,005
Number of shares issued										15,086	30,902,176
Shares issued for acquisition, fair value | $											$ 130,407,183
Number of warrants exercised										61,576
Gold Mining Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $								$ 50,000
Number of shares issued								5,000,000
Underwriters [member]
IfrsStatementLineItems [Line Items]
Number of shares offered				18,000,000
Issued price per share | $ / shares			$ 5.00	$ 5.00
Purchase price of warrants | $ / shares				$ 7.50
Number of shares granted under over-allotment option				2,700,000
Number of shares issued under initial public offering			18,000,000
Proceeds from issuance of shares | $			$ 90,000,000
Securities issuance cost | $			5,570,844
Fees paid to the Underwriters | $			$ 5,081,064
Underwriters [member] | Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Issued price per share | $ / shares				$ 4.995
Purchase price of warrants | $ / shares				$ 0.01
Number of common shares issued to purchase warrants			1,350,000	1,350,000
Number of shares issued under initial public offering			721,347
Proceeds from issuance of shares | $			$ 3,603,128
Gross proceeds from shares issued to purchase warrants | $			$ 13,500
Service Provider [member]
IfrsStatementLineItems [Line Items]
Shares issued price per share | $ / shares												$ 4.60
Number of shares issued												75,000
Share-based compensation expense | $										$ 172,500